Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

As at December 31, 2016, the Company had under construction five aframax tankers, one shuttle tanker and one VLCC tanker.

The total contracted amount remaining to be paid for the seven vessels under construction plus the extra costs agreed as at December 31, 2016, were $274,288 due within the 2017.

At December 31, 2016, there is a prepaid amount of $1,650 under an old shipbuilding contract which was terminated in 2014, which will be used against the contract price of future new buildings, currently being discussed between the Company and the shipyard.

In the ordinary course of the shipping business, various claims and losses may arise from disputes with charterers, agents and other suppliers relating to the operations of the Company’s vessels. Management believes that all such matters are either adequately covered by insurance or are not expected to have a material adverse effect on the Company’s results from operations or financial condition.

Charters-out

The future minimum revenues of vessels in operation at December 31, 2016, before reduction for brokerage commissions, expected to be recognized on non-cancelable time charters are as follows:

Year	Amount
2017………………………………………………………………………………………………	294,564
2018………………………………………………………………………………………………	205,540
2019………………………………………………………………………………………………	157,045
2020………………………………………………………………………………………………	157,475
2021 to 2028……………………………………………………………………………………..	495,415
Minimum charter payments……………………………………………………………………...	1,310,039

These amounts do not assume any off-hire.